BURNEY U.S FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 9.7%
Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A	71,177	$20,014,261
Meta Platforms, Inc. - Class A	27,851	18,057,196
		38,071,457
Movies & Entertainment - 1.4%
Netflix, Inc. (a)	5,876	6,574,421
Total Communication Services		44,645,878

Consumer Discretionary - 14.1%
Apparel Retail - 0.4%
Boot Barn Holdings, Inc. (a)	8,795	1,667,972

Apparel, Accessories & Luxury Goods - 1.2%
Ralph Lauren Corp.	17,235	5,509,340

Automotive Retail - 1.1%
Asbury Automotive Group, Inc. (a)	11,476	2,692,269
Carvana Co. (a)	7,157	2,193,907
		4,886,176
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	93,841	22,917,849
MercadoLibre, Inc. (a)	880	2,047,989
		24,965,838
Education Services - 0.2%
Stride, Inc. (a)	12,602	857,440

Hotels, Resorts & Cruise Lines - 2.7%
Expedia Group, Inc.	56,028	12,326,160

Other Specialty Retail - 0.7%
Ulta Beauty, Inc. (a)	6,584	3,422,890

Restaurants - 0.8%
Brinker International, Inc. (a)	33,055	3,591,756

Specialized Consumer Services - 1.6%
Frontdoor, Inc. (a)	112,744	7,489,584
Total Consumer Discretionary		64,717,156

Consumer Staples - 2.1%
Consumer Staples Merchandise Retail - 1.0%
Costco Wholesale Corp.	2,531	2,306,880
Walmart, Inc.	22,128	2,238,911
		4,545,791

BURNEY U.S FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.4%
Cal-Maine Foods, Inc.	19,878	$1,745,288

Soft Drinks & Non-alcoholic Beverages - 0.7%
Keurig Dr Pepper, Inc.	122,422	3,324,982
Total Consumer Staples		9,616,061

Energy - 1.6%
Oil & Gas Refining & Marketing - 1.1%
Delek US Holdings, Inc.	130,529	4,928,775

Oil & Gas Storage & Transportation - 0.5%
TC Energy Corp.	46,173	2,316,038
Total Energy		7,244,813

Financials - 12.4%
Asset Management & Custody Banks - 1.1%
Federated Hermes, Inc.	53,696	2,603,182
State Street Corp.	20,135	2,328,814
		4,931,996
Consumer Finance - 0.6%
OneMain Holdings, Inc.	49,420	2,925,170

Diversified Banks - 0.6%
First Citizens BancShares, Inc. - Class A	1,584	2,890,515

Investment Banking & Brokerage - 3.0%
Interactive Brokers Group, Inc. - Class A	32,033	2,253,842
LPL Financial Holdings, Inc.	5,120	1,931,827
Morgan Stanley	15,597	2,557,908
StoneX Group, Inc. (a)	54,195	4,981,605
Virtu Financial, Inc. - Class A	55,469	1,932,540
		13,657,722
Regional Banks - 2.1%
East West Bancorp, Inc.	28,237	2,868,879
Pinnacle Financial Partners, Inc.	27,118	2,310,725
Popular, Inc.	19,204	2,140,670
Zions Bancorp NA	39,164	2,040,836
		9,361,110

Transaction & Payment Processing Services - 5.0%
Global Payments, Inc.	32,499	2,527,122
PayPal Holdings, Inc. (a)	95,644	6,625,260
Shift4 Payments, Inc. - Class A (a)	149,295	10,316,284

BURNEY U.S FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 5.0% (Continued)
WEX, Inc. (a)	24,852	$3,625,410
		23,094,076
Total Financials		56,860,589

Health Care - 6.8%
Biotechnology - 2.5%
Neurocrine Biosciences, Inc. (a)	15,392	2,204,288
Regeneron Pharmaceuticals, Inc.	13,887	9,051,547
		11,255,835
Health Care Equipment - 0.4%
Boston Scientific Corp. (a)	19,702	1,984,385

Health Care Facilities - 0.5%
Universal Health Services, Inc. - Class B	10,670	2,315,497

Health Care Services - 1.1%
Guardant Health, Inc. (a)	26,417	2,457,309
Pediatrix Medical Group, Inc. (a)	155,178	2,633,371
		5,090,680
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	23,618	2,917,768

Managed Health Care - 1.2%
Centene Corp. (a)	151,254	5,349,854

Pharmaceuticals - 0.5%
Viatris, Inc.	222,793	2,308,135
Total Health Care		31,222,154

Industrials - 6.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.	6,803	2,346,355

Building Products - 0.9%
Allegion PLC	25,797	4,276,369

Electrical Components & Equipment - 0.5%
Sensata Technologies Holding PLC	70,004	2,228,227

Human Resource & Employment Services - 1.1%
Paylocity Holding Corp. (a)	19,111	2,699,811
Upwork, Inc. (a)	156,567	2,495,678
		5,195,489

BURNEY U.S FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.5%
Middleby Corp. (a)	17,947	$2,229,556
Otis Worldwide Corp.	24,958	2,315,104
Xylem, Inc.	14,735	2,222,775
		6,767,435
Passenger Airlines - 1.1%
Delta Air Lines, Inc.	49,096	2,817,128
United Airlines Holdings, Inc. (a)	23,898	2,247,368
		5,064,496
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	18,001	1,737,096

Research & Consulting Services - 0.9%
Leidos Holdings, Inc.	20,488	3,902,349
Total Industrials		31,517,816

Information Technology - 34.5%(b)
Application Software - 5.4%
Autodesk, Inc. (a)	73,599	22,178,323
Docusign, Inc. (a)	33,819	2,473,521
		24,651,844
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	10,946	1,726,075

Internet Services & Infrastructure - 0.5%
MongoDB, Inc. (a)	6,816	2,452,533

Semiconductor Materials & Equipment - 3.9%
Axcelis Technologies, Inc. (a)	33,108	2,634,072
Lam Research Corp.	98,245	15,469,658
		18,103,730
Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	23,330	5,975,280
NVIDIA Corp.	185,718	37,606,038
		43,581,318
Systems Software - 8.5%
Microsoft Corp.	57,570	29,810,322
Qualys, Inc. (a)	53,129	6,548,681
Zscaler, Inc. (a)	7,218	2,390,168
		38,749,171

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	106,363	28,757,364
Total Information Technology		158,022,035

BURNEY U.S FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Materials - 4.3%
Fertilizers & Agricultural Chemicals - 3.8%
CF Industries Holdings, Inc.	206,211	$17,175,314

Gold - 0.5%
Eldorado Gold Corp. (a)	94,899	2,433,210
Total Materials		19,608,524

Utilities - 6.3%
Electric Utilities - 3.5%
Edison International	183,652	10,170,648
PG&E Corp.	178,332	2,846,178
Portland General Electric Co.	66,809	3,051,835
		16,068,661
Gas Utilities - 0.5%
UGI Corp.	68,883	2,302,759

Independent Power Producers & Energy Traders - 2.3%
AES Corp.	738,064	10,236,948
Total Utilities		28,608,368
TOTAL COMMON STOCKS (Cost $418,806,754)		452,063,394

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Health Care REITs - 0.6%
Sabra Health Care REIT, Inc.	152,163	2,711,545

Retail REITs - 0.4%
Simon Property Group, Inc.	11,844	2,081,701
Total Real Estate		4,793,246
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,647,642)		4,793,246

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.03% (c)	1,457,483	1,457,483
TOTAL MONEY MARKET FUNDS (Cost $1,457,483)		1,457,483

TOTAL INVESTMENTS - 100.0% (Cost $424,911,879)		458,314,123
Liabilities in Excess of Other Assets - (0.0)% (d)		(68,977)
TOTAL NET ASSETS - 100.0%		458,245,146

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

BURNEY U.S FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BURNEY U.S. FACTOR ROTATION ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

Burney U.S. Factor Rotation ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$452,063,394	$—	$—	$452,063,394
Real Estate Investment Trusts	4,793,246	—	—	4,793,246
Money Market Funds	1,457,483	—	—	1,457,483
Total Investments	$458,314,123	$—	$—	$458,314,123

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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